Property and Equipment, Net (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 311,666	$ 40,043	$ 209,856